Cover	Sep. 28, 2026
Entity Addresses [Line Items]
Document Type	S-1
Entity Registrant Name	Orange Street Acquisition Corporation
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	276 5th Avenue
Entity Address, Address Line Two	Ste 704
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	947-7200
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002155556
Amendment Flag	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Contact Personnel Name	Cogency Global Inc.